Fair Value of Financial Instruments - Summary of Changes in Balance Sheet for Financial Instruments Classified by Level 3 Fair Value Hierarchy (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	R$ (52,149)
Fair value, Beginning balance	77	R$ 73
Fair value, Ending balance	49,323	52,149
Fair value, Ending balance	286,646	273,536
Fair value, Beginning balance	22,843
Fair value, Ending balance	23,466	22,843
Fair value, Beginning balance	26,746
Fair value, Ending balance	(27,519)	(26,746)
Brazilian government securities [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	(32,926)
Fair value, Ending balance	27,839	32,926
Fair value, Ending balance	217,058	207,844
Corporate securities [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	(2,681)
Fair value, Ending balance	2,712	2,681
Fair value, Ending balance	38,448	33,641
Corporate securities [member] | Shares [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	(148)
Fair value, Ending balance	161	148
Fair value, Ending balance	9,446	5,959
Corporate securities [member] | Securitized real estate loans [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Ending balance	1,411	1,795
Corporate securities [member] | Debentures [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	(1)
Fair value, Ending balance	2	1
Fair value, Ending balance	4,960	3,216
Corporate securities [member] | Eurobonds and others [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	(1,847)
Fair value, Ending balance	1,496	1,847
Fair value, Ending balance	1,396	688
Corporate securities [member] | Other [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Ending balance	107	87
Corporate securities [member] | Financial credit bills [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Ending balance	19,724	21,170
Level 3 [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	3,947
Fair value, Beginning balance		227
Fair value, Beginning balance		3,808
Total gains or losses (realized / unrealized), Recognized in the result		0
Total gains or losses (realized / unrealized), Recognized in the result		(232)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		0
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		0
Purchases		200
Purchases		578
Settlements		(427)
Settlements		(146)
Transfers in and / or out of Level		0
Transfers in and / or out of Level		(61)
Fair value, Ending balance		3,947
Total gains or losses (realized / unrealized),Recognized in the result	(377)	(412)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	0	0
Purchases	90
Settlements	(353)
Transfers in and / or out of Level	(474)
Fair value, Ending balance	2,833	3,947
Total Gains or Losses (Unrealized)	(618)
Fair value, Beginning balance	436	521
Total gains or losses (realized / unrealized), Recognized in the result	(3)	(33)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		101
Purchases	205
Settlements	(254)	(244)
Transfers in and / or out of Level	(242)	91
Fair value, Ending balance	142	436
Total Gains or Losses (Unrealized)	61	17
Fair value, Beginning balance	103	(60)
Total gains or losses (realized / unrealized), Recognized in the result	40	117
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		(15)
Purchases	(148)
Settlements	(141)	111
Transfers in and / or out of Level	44	22
Fair value, Ending balance	(26)	(103)
Total Gains or Losses (Unrealized)	6	(57)
Level 3 [Member] | Swap [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	369	468
Total gains or losses (realized / unrealized), Recognized in the result	(5)	(41)
Settlements	(30)	(100)
Transfers in and / or out of Level	(244)	42
Fair value, Ending balance	90	369
Total Gains or Losses (Unrealized)	61	32
Fair value, Beginning balance	102	(56)
Total gains or losses (realized / unrealized), Recognized in the result	(37)	122
Settlements	(92)	97
Transfers in and / or out of Level	44	21
Fair value, Ending balance	(3)	(102)
Total Gains or Losses (Unrealized)	(3)	(60)
Level 3 [Member] | Other derivative financial instruments [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	1	6
Total gains or losses (realized / unrealized), Recognized in the result		(4)
Settlements	(1)	(1)
Fair value, Ending balance		1
Total Gains or Losses (Unrealized)		(1)
Fair value, Beginning balance	1
Total gains or losses (realized / unrealized), Recognized in the result	77
Purchases	(148)
Settlements	(49)
Fair value, Ending balance	(23)	(1)
Total Gains or Losses (Unrealized)	9
Level 3 [Member] | Options [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	66	47
Total gains or losses (realized / unrealized), Recognized in the result	2	12
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		101
Purchases	205
Settlements	(223)	(143)
Transfers in and / or out of Level	2	49
Fair value, Ending balance	52	66
Total Gains or Losses (Unrealized)		(14)
Fair value, Beginning balance	1	(4)
Total gains or losses (realized / unrealized), Recognized in the result		(5)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		(15)
Settlements		13
Fair value, Ending balance		(1)
Total Gains or Losses (Unrealized)		3
Level 3 [Member] | Credit derivatives financial institutions [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Settlements		1
Transfers in and / or out of Level		1
Level 3 [Member] | Brazilian government securities [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	1
Fair value, Beginning balance		1
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		0
Fair value, Ending balance		1
Total gains or losses (realized / unrealized),Recognized in the result	(1)	(1)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	0
Fair value, Ending balance		1
Level 3 [Member] | Corporate securities [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	3,946
Fair value, Beginning balance		227
Fair value, Beginning balance		3,807
Total gains or losses (realized / unrealized), Recognized in the result		0
Total gains or losses (realized / unrealized), Recognized in the result		(232)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		0
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		0
Purchases		200
Purchases		578
Settlements		(427)
Settlements		(146)
Transfers in and / or out of Level		0
Transfers in and / or out of Level		(61)
Fair value, Ending balance	2,833	3,946
Total gains or losses (realized / unrealized),Recognized in the result	(376)	(411)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	0	0
Purchases	90
Settlements	(353)
Transfers in and / or out of Level	(474)
Fair value, Ending balance	2,833	3,946
Total Gains or Losses (Unrealized)	(618)
Level 3 [Member] | Corporate securities [member] | Shares [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	2,019
Fair value, Beginning balance		1,662
Total gains or losses (realized / unrealized), Recognized in the result		122
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		0
Purchases		400
Transfers in and / or out of Level		(165)
Fair value, Ending balance	1,268	2,019
Total gains or losses (realized / unrealized),Recognized in the result	34	(274)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	0
Settlements	(203)
Transfers in and / or out of Level	(582)
Fair value, Ending balance	1,268	2,019
Total Gains or Losses (Unrealized)	(442)
Level 3 [Member] | Corporate securities [member] | Securitized real estate loans [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	1,795
Fair value, Beginning balance		6
Fair value, Beginning balance		2,092
Total gains or losses (realized / unrealized), Recognized in the result		0
Total gains or losses (realized / unrealized), Recognized in the result		(355)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		0
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		0
Purchases		58
Settlements		(6)
Transfers in and / or out of Level		0
Fair value, Ending balance	1,411	1,795
Total gains or losses (realized / unrealized),Recognized in the result	(359)	16
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	0	0
Purchases	57
Settlements	(89)
Transfers in and / or out of Level	7
Fair value, Ending balance	1,411	1,795
Total Gains or Losses (Unrealized)	19
Level 3 [Member] | Corporate securities [member] | Debentures [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	122
Fair value, Beginning balance		37
Total gains or losses (realized / unrealized), Recognized in the result		(1)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		0
Purchases		106
Settlements		(124)
Transfers in and / or out of Level		104
Fair value, Ending balance	85	122
Total gains or losses (realized / unrealized),Recognized in the result	(41)	(153)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	0
Settlements	(53)
Transfers in and / or out of Level	57
Fair value, Ending balance	85	122
Total Gains or Losses (Unrealized)	(196)
Level 3 [Member] | Corporate securities [member] | Eurobonds and others [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance		221
Total gains or losses (realized / unrealized), Recognized in the result		0
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		0
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		0
Purchases		200
Purchases		9
Settlements		(421)
Settlements		(9)
Transfers in and / or out of Level		0
Fair value, Ending balance	31
Total gains or losses (realized / unrealized),Recognized in the result	2
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	0	0
Purchases	20
Settlements	(2)
Transfers in and / or out of Level	11
Fair value, Ending balance	31
Level 3 [Member] | Corporate securities [member] | Other [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	10
Fair value, Beginning balance		16
Total gains or losses (realized / unrealized), Recognized in the result		2
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		0
Purchases		5
Settlements		(13)
Fair value, Ending balance	33	10
Total gains or losses (realized / unrealized),Recognized in the result	(12)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	0
Purchases	13
Settlements	(6)
Transfers in and / or out of Level	28
Fair value, Ending balance	33	R$ 10
Total Gains or Losses (Unrealized)	1
Level 3 [Member] | Corporate securities [member] | Financial credit bills [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Ending balance	5
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	0
Transfers in and / or out of Level	5
Fair value, Ending balance	R$ 5